Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	tem 402(x) of Regulation S-K requires us to discuss our policies and practices on the timing of awards of options in relation to the disclosure by us of material nonpublic information. We historically do not strategically time option awards in coordination with the release of material nonpublic information and have never had a practice of doing so. We do not currently grant stock options or similar awards and have not granted any such awards to employees since 2021.
Award Timing Method
Item 402(x) of Regulation S-K requires us to discuss our policies and practices on the timing of awards of options in relation to the disclosure by us of material nonpublic information. We historically do not strategically time option awards in coordination with the release of material nonpublic information and have never had a practice of doing so. We do not currently grant stock options or similar awards and have not granted any such awards to employees since 2021.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We historically do not strategically time option awards in coordination with the release of material nonpublic information and have never had a practice of doing so
MNPI Disclosure Timed for Compensation Value	false